The Company, basis of presentation and significant accounting policies - Recent pronouncements (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018 EUR (€)	Sep. 30, 2017 EUR (€)	Sep. 30, 2018 EUR (€)	Sep. 30, 2017 EUR (€)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected financial debt increase	€ 4,000,000,000		€ 4,000,000,000
Acquisition purchase price threshold	50,000,000		€ 50,000,000
Expected increase in leverage ratio			0.5
IFRS 15, Revenue From Contracts With Customers
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amount decrease of revenue without any effect on net income	87,327,000	€ 116,938,000	€ 392,163,000	€ 386,640,000
IFRS 16, Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected financial debt increase	4,000,000,000		4,000,000,000
Acquisition purchase price threshold	€ 50,000,000		€ 50,000,000